ORDINARY SHARES	12 Months Ended
Sep. 30, 2011
ORDINARY SHARES

15. ORDINARY SHARES

All share and per share data before January 11, 2008, the inception date of the Company, are presented to give retroactive effect to the share exchange between CDEL Hong Kong and the Company at a ratio of 1,000 shares in the Company to 1 share in CDEL Hong Kong.

On August 4, 2008, the Company completed its initial public offering of 35,000,000 ordinary shares. Immediately prior to the initial public offering, 12,996,000 Series A Shares were converted into 14,963,594 ordinary shares.

On November 20, 2008, the Company’s board of directors approved a share repurchase program effective November 20, 2008. Under the approved program, the Company is authorized to repurchase up to US$10 million worth of its issued and outstanding ADSs from time to time in open-market transactions on NYSE. On April 29, 2011, the Company’s board of directors approved additional share repurchase up to US$10 million worth of its issued and outstanding ADSs. During the years ended September 30, 2010 and 2011, the Company repurchased 1,909,600 and 9,223,188 ordinary shares for total considerations of US$2,172 and US$8,138, respectively. Such shares were immediately canceled after the repurchase.